Consolidated Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Net earnings	$ 41,224	$ 46,649	$ 63,958
Adjustments to net earnings
Depreciation and amortization	61,415	44,829	36,138
Income tax expense	16,310	9,802	13,049
Interest expense	31,690	17,072	7,246
Non-cash charges in connection with manufacturing facility closures, restructuring and other related charges	799	6,136	133
Impairment of inventories	2,877	716	801
Share-based compensation expense	501	1,914	3,291
Pension and other post-retirement expense related to defined benefit plans	2,073	2,695	2,730
(Gain) loss on foreign exchange	(790)	1,933	(2,578)
Other adjustments for non-cash items	4,823	928	(1,958)
Income taxes paid, net	(11,995)	(1,577)	(6,452)
Contributions to defined benefit plans	(1,261)	(13,802)	(4,143)
Cash flows from operating activities before changes in working capital items	147,666	117,295	112,215
Changes in working capital items
Trade receivables	(3,893)	(9,660)	(6,847)
Inventories	4,341	(30,388)	(9,969)
Other current assets	127	(6,523)	89
Accounts payable and accrued liabilities and share-based compensation liabilities, current	(11,571)	19,215	(1,493)
Provisions	(1,658)	859	(1,863)
Decrease in working capital	(12,654)	(26,497)	(20,083)
Cash flows from operating activities	135,012	90,798	92,132
INVESTING ACTIVITIES
Acquisition of subsidiaries, net of cash acquired	0	(165,763)	(67,027)
Purchases of property, plant and equipment	(48,165)	(75,781)	(85,312)
Purchase of intangible assets	(2,259)	(1,558)	(1,914)
Other investing activities	1,508	(173)	1,338
Cash flows from investing activities	(48,916)	(243,275)	(152,915)
FINANCING ACTIVITIES
Proceeds from borrowings	190,673	991,917	257,021
Repayment of borrowings and lease liabilities	(225,902)	(762,622)	(162,107)
Payments of debt issue costs	(70)	(7,862)	(683)
Interest paid	(32,934)	(10,901)	(7,360)
Proceeds from exercise of stock options	3,278	618	1,362
Repurchases of common shares	(329)	(2,160)	(7,451)
Dividends paid	(33,992)	(32,776)	(33,199)
Acquisition of non-controlling interest in Powerband through settlement of call option	0	(9,869)	0
Cash outflow from capital transactions with non-controlling interest in Capstone	0	(2,630)	0
Other financing activities	411	452	154
Cash flows from financing activities	(98,865)	164,167	47,737
Net (decrease) increase in cash	(12,769)	11,690	(13,046)
Effect of foreign exchange differences on cash	1,165	(2,132)	1,183
Cash, beginning of year	18,651	9,093	20,956
Cash, end of year	$ 7,047	$ 18,651	$ 9,093